Subsequent Events - (Tables)	12 Months Ended
Mar. 31, 2025
Subsequent Event [Line Items]
Schedule of Derivative Instruments [Table Text Block]
As of March 31, 2025, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 24 months from March 31, 2025):

March 31, 2025
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
Euro	40.7	EUR	in exchange for	$43.6	0.92	EUR
Canadian Dollar	15.5	CAD	in exchange for	$10.6	1.40	CAD
Mexican Peso	69.5	MXN	in exchange for	$3.4	20.63	MXN
Hungarian Forint	6,000.0	HUF	in exchange for	$16.0	374.00	HUF
New Zealand Dollar	6.4	NZD	in exchange for	$3.9	1.66	NZD
As of March 31, 2024, the Company had the following
pay-fixed
interest rate swaps, which were designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 7 and Note 8), and were terminated in December 2024, as further described below.

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the Fiscal 2023 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.
Designated Cash Flow Hedges at March
 31, 2025:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026
January 31, 2025	$100.0	4.060%	January 31, 2027
February 14, 2025	$282.8	4.097%	February 14, 2027

Total	$727.8

Interest Rate Swap [Member]
Subsequent Event [Line Items]
Schedule of Derivative Instruments [Table Text Block]	In April 2025, the Company entered into the following
pay-fixed
interest rate swaps. The Company expects to designate these interest rate swaps as cash flow hedges (all related to the Company’s SOFR-based debt, see Note 8 and Note 9):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
April 14, 2025	$100.0	3.449%	April 14, 2027
April 14, 2025	$48.8	3.646%	April 14, 2027

Total	$148.8

LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Schedule of Derivative Instruments [Table Text Block]
As of March 31, 2025, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than
24
 months from March 31, 2025):

March 31, 2025
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
Euro	40.7	EUR	in exchange for	$43.6	0.92	EUR
Canadian Dollar	15.5	CAD	in exchange for	$10.6	1.40	CAD
Mexican Peso	69.5	MXN	in exchange for	$3.4	20.63	MXN
Hungarian Forint	6,000.0	HUF	in exchange for	$16.0	374.00	HUF
New Zealand Dollar	6.4	NZD	in exchange for	$3.9	1.66	NZD
Designated Cash Flow Hedges.
 As of March 31, 2024, the Company had the following
pay-fixed
interest rate swaps, which were designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 8 and Note 9) and were terminated in December 2024, as further described below.

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the re-designated swaps as described in the Fiscal 2023 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.
Designated Cash Flow Hedges at March
 31, 2025:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
August 15, 2024	$65.0	4.045%	September 15, 2026
August 15, 2024	$77.5	3.803%	August 15, 2026
August 15, 2024	$77.5	3.810%	September 15, 2026
December 15, 2024	$125.0	3.970%	December 15, 2026
January 31, 2025	$100.0	4.060%	January 31, 2027
February 14, 2025	$282.8	4.097%	February 14, 2027

Total	$727.8

LIONS GATE ENTERTAINMENT CORP [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Schedule of Derivative Instruments [Table Text Block]	In April 2025, the Company entered into the following
pay-fixed
interest rate swaps. The Company expects to designate these interest rate swaps as cash flow hedges (all related to the Company’s SOFR-based debt, see Note 7 and Note 8):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
April 14, 2025	$100.0	3.449%	April 14, 2027
April 14, 2025	$48.8	3.646%	April 14, 2027

Total	$148.8